SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                Investment Company Act file number: 811-07391

                        AB Unconstrained Bond Fund, Inc.
               (Exact name of registrant as specified in charter)

                             AllianceBernstein L.P.
              1345 Avenue of the Americas, New York, New York 10105
               (Address of Principal Executive Office) (Zip Code)

               Registrant's Telephone Number, including Area Code:
                                 (800) 221-5672

                                 EMILIE D. WRAPP
                             AllianceBernstein L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

                          Copies of communications to:
                                 Paul M. Miller
                              Seward & Kissel LLP
                               901 K Street, N.W.
                                   Suite 800
                             Washington, D.C. 20001

                       Date of fiscal year end: October 31

             Date of reporting period: July 1, 2016 - June 30, 2017

Item 1.  Proxy Voting Record.

******************************* FORM N-PX REPORT *******************************

ICA File Number: 811-07391
Reporting Period: 07/01/2016 - 06/30/2017
AB Unconstrained Bond Fund, Inc.









======================= AB Unconstrained Bond Fund, Inc. =======================


ENDO INTERNATIONAL PLC

Ticker:       ENDP           Security ID:  G30401106
Meeting Date: JUN 08, 2017   Meeting Type: Annual
Record Date:  APR 13, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Roger H. Kimmel          For       For          Management
1b    Elect Director Paul V. Campanelli       For       For          Management
1c    Elect Director Shane M. Cooke           For       For          Management
1d    Elect Director Nancy J. Hutson          For       For          Management
1e    Elect Director Michael Hyatt            For       For          Management
1f    Elect Director Douglas S. Ingram        For       For          Management
1g    Elect Director William P. Montague      For       For          Management
1h    Elect Director Todd B. Sisitsky         For       For          Management
1i    Elect Director Jill D. Smith            For       Against      Management
2     Approve PricewaterhouseCoopers LLP as   For       For          Management
      Auditors and Authorize Board to Fix
      Their  Remuneration
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
4     Advisory Vote on Say on Pay Frequency   One Year  One Year     Management
5     Amend Memorandum of Association         For       For          Management
6     Amend Articles of Association           For       For          Management
7     Amend Omnibus Stock Plan                For       For          Management


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GOLDEN ENERGY OFFSHORE AS

Ticker:                      Security ID:  R2R70WAA0
Meeting Date: FEB 27, 2017   Meeting Type: Bondholder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Summons                         For       For          Management
2     Approve Agenda                          For       For          Management
3     Elect Minutes Keepers                   For       For          Management
4     Adopt Proposals                         For       For          Management


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HORIZON PHARMA PLC

Ticker:       HZNP           Security ID:  G4617B105
Meeting Date: MAY 03, 2017   Meeting Type: Annual
Record Date:  MAR 06, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Gino Santini             For       For          Management
1b    Elect Director Timothy P. Walbert       For       For          Management
2     Approve PricewaterhouseCoopers LLP as   For       For          Management
      Auditors and Authorize Board to Fix
      Their  Remuneration
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
4     Authorize Share Repurchase up to 10     For       For          Management
      Percent of Issued Share Capital
5     Adopt Plurality Voting for Contested    For       For          Management
      Election of Directors


--------------------------------------------------------------------------------

NEXSTAR MEDIA GROUP, INC.

Ticker:       NXST           Security ID:  65336K103
Meeting Date: JUN 08, 2017   Meeting Type: Annual
Record Date:  APR 25, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Dennis A. Miller         For       For          Management
1.2   Elect Director John R. Muse             For       For          Management
1.3   Elect Director I. Martin Pompadur       For       For          Management
2     Ratify PricewaterhouseCoopers LLP as    For       For          Management
      Auditors
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
4     Advisory Vote on Say on Pay Frequency   Two Years One Year     Management


--------------------------------------------------------------------------------

PARAGON OFFSHORE PLC

Ticker:       PGNPQ          Security ID:  69913JAA7
Meeting Date: SEP 15, 2016   Meeting Type: Written Consent
Record Date:  APR 06, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     The Plan                                None      For          Management
2     Opt Out of the Release by Holders of    None      Abstain      Management
      Claims and Interests


--------------------------------------------------------------------------------

PARAGON OFFSHORE PLC

Ticker:       PGNPQ          Security ID:  69913JAB5
Meeting Date: SEP 15, 2016   Meeting Type: Written Consent
Record Date:  APR 06, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     The Plan                                None      For          Management
2     Opt Out of the Release by Holders of    None      Abstain      Management
      Claims and Interests


--------------------------------------------------------------------------------

PARAGON OFFSHORE PLC

Ticker:       PGNPQ          Security ID:  69913JAA7
Meeting Date: MAY 31, 2017   Meeting Type: Written Consent
Record Date:  APR 28, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Vote On The Proposed Plan (for =        None      For          Management
      Accept, Against = Reject)
2     Opt Out Of The Releases By Holders Of   None      Abstain      Management
      Claims And Interests. (for = Opt Out,
      Abstain = Do Not Opt Out)


--------------------------------------------------------------------------------

PARAGON OFFSHORE PLC

Ticker:       PGNPQ          Security ID:  69913JAB5
Meeting Date: MAY 31, 2017   Meeting Type: Written Consent
Record Date:  APR 28, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Vote On The Proposed Plan (for =        None      For          Management
      Accept, Against = Reject)
2     Opt Out Of The Releases By Holders Of   None      Abstain      Management
      Claims And Interests. (for = Opt Out,
      Abstain = Do Not Opt Out)


--------------------------------------------------------------------------------

RESOLUTE FOREST PRODUCTS INC.

Ticker:       RFP            Security ID:  76117W109
Meeting Date: MAY 25, 2017   Meeting Type: Annual
Record Date:  MAR 30, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Randall C. Benson        For       For          Management
1.2   Elect Director Jennifer C. Dolan        For       For          Management
1.3   Elect Director Richard D. Falconer      For       For          Management
1.4   Elect Director Richard Garneau          For       For          Management
1.5   Elect Director Jeffrey A. Hearn         For       For          Management
1.6   Elect Director Bradley P. Martin        For       For          Management
1.7   Elect Director Alain Rheaume            For       For          Management
1.8   Elect Director Michael S. Rousseau      For       For          Management
1.9   Elect Director David H. Wilkins         None      None         Management
      *Withdrawn Resolution*
2     Ratify PricewaterhouseCoopers LLP as    For       For          Management
      Auditors
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
4     Advisory Vote on Say on Pay Frequency   One Year  One Year     Management


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SANDRIDGE ENERGY, INC.

Ticker:       SDOCQ          Security ID:  80007PAQ2
Meeting Date: AUG 04, 2016   Meeting Type: Written Consent
Record Date:  JUL 15, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     The Plan                                None      For          Management
2     Beneficial Holder Certifies To Be An    None      For          Management
      Accredited Investor Within The Meaning
      Of Rule 501 Of The Securities Act Of
      1933. Mark  For  If Holder Is An
      Accredited Investor Mark  Against  If
      Holder Is Not An Accredited Investor
3     Opt Out Of The Third Party Release      None      Against      Management


--------------------------------------------------------------------------------

SANDRIDGE ENERGY, INC.

Ticker:       SDOCQ          Security ID:  80007PAU3
Meeting Date: AUG 04, 2016   Meeting Type: Written Consent
Record Date:  JUL 15, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     The Plan                                None      For          Management
2     Beneficial Holder Certifies To Be An    None      For          Management
      Accredited Investor Within The Meaning
      Of Rule 501 Of The Securities Act Of
      1933. Mark  For  If Holder Is An
      Accredited Investor Mark  Against  If
      Holder Is Not An Accredited Investor
3     Opt Out Of The Third Party Release      None      Abstain      Management


--------------------------------------------------------------------------------

SANDRIDGE ENERGY, INC.

Ticker:       SD             Security ID:  80007P869
Meeting Date: JUN 15, 2017   Meeting Type: Annual
Record Date:  APR 20, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1A    Elect Director James D. Bennett         For       For          Management
1B    Elect Director Michael L. Bennett       For       For          Management
1C    Elect Director John V. Genova           For       For          Management
1D    Elect Director William (Bill) M.        For       For          Management
      Griffin, Jr.
1E    Elect Director David J. Kornder         For       For          Management
2     Ratify PricewaterhouseCoopers LLP as    For       For          Management
      Auditors
3     Advisory Vote to Ratify Named           For       Against      Management
      Executive Officers' Compensation
4     Advisory Vote on Say on Pay Frequency   One Year  One Year     Management


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VALEANT PHARMACEUTICALS INTERNATIONAL, INC.

Ticker:       VRX            Security ID:  91911K102
Meeting Date: MAY 02, 2017   Meeting Type: Annual
Record Date:  MAR 07, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Richard U. DeSchutter    For       For          Management
1b    Elect Director Fredric N. Eshelman      For       For          Management
1c    Elect Director D. Robert Hale           For       Withhold     Management
1d    Elect Director Argeris (Jerry) N.       For       For          Management
      Karabelas
1e    Elect Director Sarah B. Kavanagh        For       For          Management
1f    Elect Director Joseph C. Papa           For       For          Management
1g    Elect Director Robert N. Power          For       For          Management
1h    Elect Director Russel C. Robertson      For       For          Management
1i    Elect Director Thomas W. Ross, Sr.      For       For          Management
1j    Elect Director Amy B. Wechsler          For       For          Management
2     Advisory Vote to Ratify Named           For       Against      Management
      Executive Officers' Compensation
3     Advisory Vote on Say on Pay Frequency   One Year  One Year     Management
4     Approve PricewaterhouseCoopers LLP as   For       For          Management
      Auditors and Authorize Board to Fix
      Their Remuneration

========== END NPX REPORT

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                              Registrant: AB Unconstrained Bond Fund, Inc.



                              By: Robert M. Keith*
                                  -----------------------
                                  Chief Executive Officer



                              Date:  August 31, 2017



*By: /s/ Emilie D. Wrapp
     -------------------
         Emilie D. Wrapp
         Secretary

                               POWER OF ATTORNEY
                               -----------------

     KNOW ALL PERSONS BY THESE PRESENTS, that the person whose signature appears below hereby revokes all prior powers granted by the undersigned to the extent inconsistent herewith and constitutes and appoints Robert M. Keith, Emilie D. Wrapp, Eric C. Freed, Nancy E. Hay and Stephen J. Laffey and each of them, to act severally as attorney-in-fact and agent, with power of substitution and resubstitution, for the undersigned in any and all capacities, solely for the purpose of signing the respective Registration Statements, and any amendments thereto, on Form N-1A and any other filings of:

-AB Bond Fund, Inc.
-AB Cap Fund, Inc.
-AB Core Opportunities Fund, Inc.
-AB Corporate Shares
-AB Discovery Growth Fund, Inc.
-AB Equity Income Fund, Inc.
-AB Fixed-Income Shares, Inc.
-AB Global Bond Fund, Inc.
-AB Global Real Estate Investment Fund, Inc.
-AB Global Risk Allocation Fund, Inc.
-AB Government Exchange Reserves
-AB High Income Fund, Inc.
-AB Institutional Funds, Inc.
-AB International Growth Fund, Inc.
-AB Large Cap Growth Fund, Inc.
-AB Municipal Income Fund, Inc.
-AB Municipal Income Fund II
-AB Sustainable Global Thematic Fund, Inc.
-AB Relative Value Fund, Inc.
-AB Trust
-AB Unconstrained Bond Fund, Inc.
-AB Variable Products Series Fund, Inc.
-The AB Portfolios
-Sanford C. Bernstein Fund II, Inc.

and filing the same, with exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, hereby ratifying and confirming all that said attorneys-in-fact, or their substitute or substitutes, may do or cause to be done by virtue hereof.


                                           /s/ Robert M. Keith
                                           ------------------------
                                               Robert M. Keith

Dated: August 2, 2017